Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Accumulated Other Comprehensive Income

21. ACCUMULATED OTHER COMPREHENSIVE INCOME

Accumulated other comprehensive income solely comes from foreign currency translation, the balance of which reflected on the Consolidated Balance Sheets as of December 31, 2012 and 2013 are US$3,231 and US$8,039, respectively.